Operating lease and other commitments (Details 1)	3 Months Ended
Mar. 31, 2020 USD ($)
Operation Lease And Other Commitment Details 1Abstract
Operating lease liability , beginning balance	$ 147,036
Operating lease liability, renewed office lease	144,169
Operating lease liability, repayments of lease liability	(67,852)
OperatingLeaseLiabilityOther	1,394
Operating lease liability, ending balance	224,747
Lease liability due within one year	100,473
Lease liability long term	$ 124,274